Average Annual Total Returns{- Fidelity Freedom Index 2030 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2030 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1905 Past 1 year	F1905 Past 5 years	F1905 Since Inception
Total	14.36%	11.13%	8.94%	[1]	Jun. 24, 2015	13.45%	9.72%	7.57%	[1]	Jun. 24, 2015	8.72%	8.52%	6.74%	[1]	Jun. 24, 2015	18.40%	15.22%	13.26%	[1]	14.37%	11.21%	9.03%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class